International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Other investments	$ 337,507,000	$ 293,990,000
Other assets	190,376,000	81,529,000
Total assets	11,871,952,000	12,184,698,000
Liabilities:
Junior subordinated deferrable interest debentures	160,416,000	160,416,000
Other liabilities	139,755,000	91,380,000
Total liabilities	9,932,370,000	10,345,718,000
Shareholders' equity:
Common shares	96,104,000	96,019,000
Surplus	145,283,000	171,816,000
Retained earnings	2,064,134,000	1,891,805,000
Accumulated other comprehensive (loss) income	(54,634,000)	(28,397,000)
Total shareholders' equity before treasury stock	2,250,887,000	2,131,243,000
Less cost of shares in treasury	(311,305,000)	(292,263,000)
Total shareholders' equity	1,939,582,000	1,838,980,000	$ 1,724,667,000	$ 1,665,503,000
Total liabilities and shareholders' equity	11,871,952,000	12,184,698,000
Parent Company | Reportable Legal Entities
ASSETS
Cash	19,065,000	18,398,000
Other investments	105,377,000	92,620,000
Investment in subsidiaries	1,987,293,000	1,878,521,000
Other assets		23,120,000
Total assets	2,111,735,000	2,012,659,000
Liabilities:
Junior subordinated deferrable interest debentures	160,416,000	160,416,000
Due to IBC Trading	21,000	21,000
Other liabilities	11,716,000	13,242,000
Total liabilities	172,153,000	173,679,000
Shareholders' equity:
Common shares	96,104,000	96,019,000
Surplus	145,283,000	171,816,000
Retained earnings	2,064,134,000	1,891,805,000
Accumulated other comprehensive (loss) income	(54,634,000)	(28,397,000)
Total shareholders' equity before treasury stock	2,250,887,000	2,131,243,000
Less cost of shares in treasury	(311,305,000)	(292,263,000)
Total shareholders' equity	1,939,582,000	1,838,980,000
Total liabilities and shareholders' equity	$ 2,111,735,000	$ 2,012,659,000